Fair Value Measurements - Schedule of Changes in The Fair Value of Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2023
Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value Beginning Balance	$ 3,830,000
Fair value Ending Balance	4,020,000	$ 4,020,000
Forward Purchase Units
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value of forward purchase units		$ 190,000
Forward Purchase Units | Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value of forward purchase units	$ 190,000